Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
14.	EMPLOYEE BENEFITS

Retirement Plan

The Bank maintains section
401(k)
employee savings and investment plans for all full-time employees and officers of the Bank with more than one
year of service. The Bank’s contributions to the plans are based on
50
percent matching of voluntary contributions up to
6
percent of compensation. Employee contributions are vested at all times, and MBC contributions are fully vested after six
years beginning at the
second
year in
20
percent increments. Contributions for
2016,
2015,
and
2014,
to these plans amounted to
$156,000,
$156,000,
and
$143,000,
respectively.

Supplemental Retirement Plan

Until
2001,
MBC maintained a Directors’ Retirement Plan to provide postretirement payments over a ten
-year period to members of the Board of Directors who had completed five
or more years of service. The plan required payment of
25
percent of the final average annual board fees paid to a director in the three
years preceding the director’s retirement.

The following table illustrates the components of the projected payments for the Directors’ Retirement Plan for the years ended:

Projected Payments

2017	$23,000
2018	18,000
2019	12,000
2020	10,000
2021	2,000
Total	$65,000
The retirement plan is available solely for nonemployee directors of The Middlefield Banking Company, but the Bank has not entered into any additional retirement arrangements for nonemployee directors since
2001.
All director participants have retired.

Executive Deferred Compensation Plan

The Company maintains an Executive Deferred Compensation Plan (the “Plan”) to provide post-retirement payments to members of senior management. The Plan agreements are noncontributory, defined contribution arrangements that provide supplemental retirement income benefits to several officers, with contributions made solely by the Bank. During
2016,
2015,
and
2014,
the Company contributed
$99,000,
$65,000,
and
$115,000,
respectively, to the Plan.
Stock Option and Restricted Stock Plan

T
he Company maintains a stock option and restricted stock plan (“the Plan”) for granting incentive stock options, nonqualified stock options, and restricted stock to key officers and employees and nonemployee directors of the Company. A total of
160,000
shares of authorized and unissued or issued common stock were reserved for issuance under the Plan, which expires ten
years from the date of board approval of the plan. The per share exercise price of an option granted will not be less than the fair value of a share of common stock on the date the option is granted.

The following table presents share data related to the outstanding options:

		Weighted-		Weighted-
		average		average
		Exercise		Exercise
	2016	Price	2015	Price

Outstanding, January 1	$31,949	$25.03	$46,451	$27.90
Expired	(2,125)	40.24	(10,802)	36.93
Exercised	(500)	23.00	(2,175)	21.31
Forfeited	-	-	(1,525)	33.53

Outstanding, December 31	$29,324	$23.67	$31,949	$25.03

Exercisable, December 31	$29,324	$23.67	$31,949	$25.03

The following table summarizes the characteristics of stock options at
December
31,
2016:

		Outstanding			Exercisable
			Contractual	Average		Average
	Exercise		Average	Exercise		Exercise
Grant Date	Price	Shares	Life	Price	Shares	Price

May 16, 2007	37.48	1,337	0.36	37.48	1,337	37.48
December 10, 2007	37.00	1,950	0.93	37.00	1,950	37.00
January 2, 2008	36.25	1,337	1.00	36.25	1,337	36.25
November 10, 2008	23.00	16,500	1.85	23.00	16,500	23.00
May 9, 2011	17.55	8,200	4.35	17.55	8,200	17.55

		29,324			29,324

No
options were granted for the years ended
December
31,
2016
and
2015.
The Company recognizes compensation expense in the amount of fair value of the common stock at the grant date and as an addition to stockholders’ equity.